Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Shares Granted Under the Company's Executive Incentive Plans
At December 31, 2023 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2019	312,006	457,338	2020-2022
2020	666,281	956,926	2021-2023
2021	780,524	1,197,820	2022-2024
2022	856,664	1,289,204	2023-2025
2023	926,288	1,134,810	2024-2026
Total	3,541,763	5,036,098